REVENUES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel Customer	Dec. 31, 2024 USD ($) Customer Vessel	Dec. 31, 2023 USD ($) Customer
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 291,690	$ 349,742	$ 391,687
Future Minimum Revenues [Abstract]
2026	60,148
2027	31,516
2028	20,637
2029	13,156
2030 and thereafter	1,622
Total Future Minimum Revenues	$ 127,079
Number of vessels in which time charter revenues are derived for next twelve months | Vessel	6
Number of vessels in which time charter revenues are derived for next two years | Vessel	3
Number of vessels in which time charter revenues are derived for next three years | Vessel	3
Number of vessels in which time charter revenues are derived for next four years | Vessel	1
Capitalized cost	$ 700	1,500
Accounts receivable	19,039	16,223	26,300
Voyages in progress	17,566	6,570	11,200
Deferred revenue	3,836	5,632	3,900
Voyage revenue recognized	$ 5,600	$ 3,900
Number of vessels fixed on spot charters | Vessel	9	8
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 211,952	$ 273,633	346,409
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 79,738	$ 76,109	$ 45,278
Revenues [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Customer Concentration [Abstract]
Number of customers | Customer	2	2	2
Concentration risk, percentage	18.14%	22.50%	20.50%